Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss attributable to ordinary shareholders-basic and diluted	$ (20.4)	$ (7.2)	$ (18.9)	$ 10.1	$ 3.0	$ (48.0)
Denominator:
Weighted-average number of shares outstanding-basic and diluted	4,005,718,692	3,701,145,330
Basic and diluted net loss per share	$ (0.005)	$ (0.002)